Stock-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

A summary of stock option activity for the six months ended June 30, 2017, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2016	6,294,226	$1.59	10.00	-
Granted – 2016	6,361,841	1.66	9.95	-
Forfeited – 2016	-	-	-	-
Exercised – 2016	-	-	-	-
Outstanding as of January 1, 2017	12,656,067	$1.62	9.21	-
Granted – 2017	80,341	2.05	10.00	-
Forfeited – 2017	(4,145,391)	1.60	8.54	-
Exercised – 2017	-	-	-	-
Outstanding as of June 30, 2017	8,591,017	$1.64	8.07	-

A summary of stock option activity for the year ended December 31, 2016, is presented below:

	Number	Weighted
	of Shares	Average	Weighted
	Remaining	Exercise	Average	Aggregate
Subject to Exercise	Options	Price	Life (Years)	Value
Outstanding as of January 1, 2015	757,977	$1.59	10.00	-
Granted – 2015	5,536,249	1.59	10.00	-
Forfeited – 2015	-	-	-	-
Exercised – 2015	-	-	-	-
Outstanding as of January 1, 2016	6,294,226	$1.59	10.00	-
Granted – 2016	6,361,841	1.66	9.95	-
Forfeited – 2016	-	-	-	-
Exercised – 2016	-	-	-	-
Outstanding as of December 31, 2016	12,656,067	$1.62	8.71	-

Schedule of Stock Option

Date Issued	Exercise Price	Number of Shares	Expiration date
September 2014	$1.59	583,059	December 27, 2025
November 2014	$1.59	174,918	December 27, 2025
August 2015	$1.59	3,121,787	December 27, 2025
September 2015	$1.59	300,000	December 27, 2025
November 2015	$1.59	1,224,640	December 27, 2025
December 2015	$1.59	889,822	December 27, 2025
January 2016	$1.59	1,275,786	January 9, 2026
March 2016	$2.05	54,000	February 24, 2021
May 2016	$2.05	807,434	May 26, 2026
June 2016	$2.05	99,315	May 31, 2026
January 2017	$2.05	60,256	January 1, 2027

Total options at June 30, 2017		8,591,017

Date Issued	Exercise Price	Number of Shares	Expiration date
September 2014	$1.59	583,059	December 27, 2025
November 2014	$1.59	174,918	December 27, 2025
August 2015	$1.59	3,121,787	December 27, 2025
September 2015	$1.59	300,000	December 27, 2025
November 2015	$1.59	1,224,640	December 27, 2025
December 2015	$1.59	889,822	December 27, 2025
January 2016	$1.59	5,401,092	January 9, 2026
March 2016	$2.05	54,000	February 24, 2021
May 2016	$2.05	807,434	May 26, 2026
June 2016	$2.05	99,315	May 31, 2026

Total options at December 31, 2016		12,656,067

Schedule of Assumptions Using Black-Scholes Option Pricing Model

The Company utilized the Black-Scholes option pricing model. The assumptions used for the six months ended June 30, 2017 are as follows:

June 30, 2017
Risk free interest rate	1.99%-2.306%
Expected life (in years)	5.5-9.0
Expected Volatility	135.94%-150.09%
Expected dividend yield	0%

The Company utilized the Black-Scholes option pricing model. The assumptions used for the year ended December 31, 2016 are as follows:

December 31, 2016
Risk free interest rate	1.38% - 1.44%
Expected life (in years)	5.6-10.0
Expected Volatility	121.17%-123.88%
Expected dividend yield	0%

Schedule of Non-Vested Options

A summary of the changes in the Company’s non-vested options during the three months ended June 30, 2017, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value
Non-vested at January 1, 2016	5,156,710	$1.29	-
Granted in 2016	6,361,841	$1.93	-
Vested in year ended December 31, 2016	(1,913,491)	$1.31	-
Non-vested at January 1, 2017	9,605,060	$1.74	-
Granted in 2017	80,341	$1.87	-
Forfeited – 2017	(4,145,391)	$1.95	-
Vested in 2017	(1,395,186)	$1.95	-
Non-vested at June 30, 2017	4,144,824	$1.47	-
Exercisable at June 30, 2017	4,446,193	$1.45	-
Outstanding at June 30, 2017	8,591,017	$1.46	-

A summary of the changes in the Company’s non-vested options during the years ended December 31, 2016 and 2015, is as follows:

	Number of Non-vested Options	Weighted Average Fair Value at Grant Date	Intrinsic Value
Non-vested at January 1, 2015	501,469	$0.73	-
Granted in 2015	5,536,249	$1.29	-
Vested in year ended December 31, 2015	(881,008)	$0.73	-
Non-vested at January 1, 2016	5,156,710	$1.29	-
Granted in 2016	6,361,841	$1.93	-
Vested in 2016	(1,913,491)	$1.31	-
Non-vested at December 31, 2016	9,605,060	$1.74	-
Exercisable at December 31, 2016	3,051,007	$1.22	-
Outstanding at December 31, 2016	12,656,067	$1.62	-

Schedule of Unrecognized Compensation Cost Related to Unvested Stock Options
2017	2018	2019
$1,190,434	$915,495	$346,940

2017	2018	2019	2020	2021
$4,660,365	$2,858,434	$1,313,163	$213,937	$4,217